Cash Flow Information	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Cash Flow Information	Cash Flow Information
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2023, is as follows:

	Senior Unsecured Notes	Revolving Credit and Term Loan Facilities	Notes Payable	Software Financing Obligations	Lease Liabilities	Total
	$	$	$	$	$	$
December 31, 2021	298.2	851.2	64.7	31.0	668.9	1,914.0
Statement of cash flows
Net proceeds (repayments)	—	(22.6)	(43.1)	(17.2)	(153.7)	(236.6)
Non-cash changes
Foreign exchange	—	12.1	0.3	1.1	15.9	29.4
Additions and modifications	—	(1.2)	40.6	19.3	89.9	148.6
Other	0.4	0.7	(0.1)	0.4	0.4	1.8
December 31, 2022	298.6	840.2	62.4	34.6	621.4	1,857.2
Statement of cash flows
Net proceeds (repayments)	250.0	(355.2)	(27.8)	(24.6)	(125.0)	(282.6)
Transaction costs	(1.2)	—	—	—	—	(1.2)
Non-cash changes
Foreign exchange	—	1.7	0.4	(0.2)	(6.0)	(4.1)
Additions and modifications	—	—	50.6	0.6	85.7	136.9
Other	0.2	1.0	(2.8)	0.5	3.0	1.9
December 31, 2023	547.6	487.7	82.8	10.9	579.1	1,708.1

	December 31, 2023	December 31, 2022

	$	$
Supplemental disclosure
Income taxes paid, net of recoveries	143.6	91.2
Interest paid, net of receipts	83.5	61.1

Amounts for leases recognized in the consolidated statements of cash flows	For the year ended December 31,
	2023	2022
	$	$
Cash payments for the interest portion of lease liabilities	24.6	22.5
Cash payments for leases not included in the measurement of lease liabilities	47.5	40.1
Cash used in operating activities	72.1	62.6
Net cash used in financing activities	125.0	153.7
Total cash used for leases	197.1	216.3